LIFECYCLE FUNDS
OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 3
dated October 3, 2006
to the February 1, 2006 Statement of Additional Information (SAI)

Changes to the Board of Trustees

Effective October 1, 2006, Dr. Ahmed Zewail retired from the Board of Trustees of TIAA-CREF Institutional Mutual Funds (the “Fund”). Therefore, he should be removed from the list of trustees in the Fund’s SAI.

Additionally, effective September 19, 2006, Mr. Forrest Berkley was appointed to the Board of Trustees of the Fund. The following information should be added to the list of trustees in the Fund’s SAI.

Number of Portfolios in Fund Complex Overseen by Trustee

Other Directorships Held by Trustee
	Position(s) Held with Fund	Term of Office and Length of Time Served
Principal Occupation(s) During Past 5 Years
Name, Address and Age

Forrest Berkley	Trustee	Indefinite Term.	Retired. Partner (1990-2006)	66	Director and former Chairman of the
c/o Corporate Secretary		Trustee since	and Head of Global Product		Investment Committee (2002-2004),
730 Third Avenue		2006.	Management (2003-2006),		Maine Community Foundation;
New York, NY 10017-3206			GMO (formerly, Grantham,		Director and member of the
Age: 52			Mayo, Van Otterloo & Co.)		Investment Committee, the Maine
			(Investment management); and		Coast Heritage Trust, the Gulf of Maine
			member of asset allocation		Research Institute and the Boston
			portfolio management team,		Athenaeum; and Investment Committee
			GMO (2003-2005).		member, Carnegie Endowment for
International Peace.

Mr. Berkley will serve as a member of the following Board committees: the Investment Committee and the Audit and Compliance Committee.

The following should be added to the table disclosing the trustees’ equity ownership in the Fund and the TIAA-CREF family of investment companies:

	Dollar Range of Equity Securities in Fund (as of August 31, 2006)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of August 31, 2006)

Name of Trustee

Forrest Berkley	None	$0-$10,000

A11283
10/06